Note 14 - Warrants	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Warrant Disclosure [Text Block]

Note 14 – Warrants

Outstanding Warrants

Warrants to purchase an aggregate total of 2,291,250 shares of common stock at a $2.50 strike price, exercisable over a weighted average life of 8.51 years were outstanding as of December 31, 2023. Warrants are fair-valued using the Black-Scholes options pricing model, using the applicable volatility and risk-free rate based on the term of the warrant, at the issue date. The fair value of the warrants is allocated to the notes payable, and amortized to interest over the term of the notes. Interest expense related to debt discount amortization was $1,173,986 and $925,839 for the years ended December 31, 2023 and 2022 respectively.

Warrants Granted

On May 11, 2023, we closed on an offering to sell $100,000 of promissory notes and warrants to purchase an aggregate 25,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on May 11, 2024. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. On May 11, 2023, the Company received aggregate proceeds of $100,000 from one of the Company’s Directors on the sale of these notes and warrants.

On April 25, 2023, we closed on an offering to sell up to $1,200,000 of promissory notes and warrants to purchase an aggregate 300,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on April 25, 2024. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. On April 25, 2023, the Company received aggregate proceeds of $800,000 from two of the Company’s Directors and $400,000 from one accredited investor on the sale of these notes and warrants.

On April 11, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to a director pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption.

On December 21, 2022, the Company closed a private placement and concurrently entered into a note and warrant purchase agreement with related parties to sell an aggregate $2.075 million of promissory notes and warrants to purchase an aggregate 311,250 shares of common stock, representing 15,000 warrant shares per $100,000 of promissory notes. The warrants are exercisable at a price of $2.21 per share over a ten-year term.

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on August 23, 2025. Loans may be advanced to the Company from time to time from August 23, 2022 to the Maturity Date. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. On various dates from September 29, 2022 through March 7, 2023, the Company received aggregate proceeds of $2,250,000 from two of the Company’s Directors on the sale of these notes and warrants.

On April 8, 2022, warrants to purchase an aggregate 925,000 shares of common stock were issued pursuant to a private placement debt offering in which aggregate proceeds of $3,700,000 were received in exchange for promissory notes and warrants to purchase an aggregate 925,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.35 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. A total of 780,000 of the warrants were issued to officers or directors.

No warrants were exercised, cancelled or expired during the year ended December 31, 2023.  A total of 1,300 warrants with a weighted average exercise price of $3.00 per share expired during the year ended  December 31, 2022

The following is a summary of activity of outstanding warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2021	417,550	2.66
Warrants granted	1,175,000	2.40
Warrants expired	(1,300)	(3.00)
Balance, December 31, 2022	1,591,250	$2.47
Warrants granted	700,000	2.55
Warrants expired	-	-
Balance, December 31, 2023	2,291,250	$2.50

Exercisable, December 31, 2023	2,291,250	$2.50